Debt - Schedule of long-term debt maturities (Detail) - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Debt Disclosure [Abstract]
2020		$ 97
2020 (Remaining three months) Year ending January 31,	$ 0
2021	0	0
2022	6,111	6,111
2023	6,667	6,667
2024	6,667	6,667
2025-thereafter	555	9,300
Line of credit	20,000	28,842	$ 22,208
Less current portion	0	(97)	$ (1,167)
Total long-term debt payments	$ 20,000	$ 28,745